ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable-trade		$ 1,361	$ 1,157
Accounts payable - legal costs	$ 171	61	342
Accrued payroll	703	321	169
Accounts payable and accrued expenses	$ 1,475	$ 1,743	$ 1,668